DECHERT LLP

1900 K STREET, N.W.

WASHINGTON, D.C.  20006

(202) 261-3300

January 5, 2016

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Fenimore Asset Management Trust (the “Registrant”)

File Nos. 33-7190 and 811-4750

Ladies and Gentlemen:

Pursuant   to   Rule   497(j)   under   the   Securities   Act   of   1933,   we   hereby

certify   on   behalf   of  the   Registrant   and   each  of  its   separate   investment   series,

FAM  Value  Fund,  FAM  Equity-Income  Fund  and  FAM   Small   Cap   Fund   (the

“Funds”),    that    the   forms    of    Prospectuses    and    Statements    of    Additional

Information   that   would   have   been   filed  under   Rule   497(c)   on   behalf   of   the

Funds   do   not   differ   from   those   contained   in   Post-Effective  Amendment   No.

57   which   was   filed   on   December  31,   2015,   and   which   became   effective   on

January   1,   2016.    The   text   of   Post-Effective   Amendment   No.   57   was   filed

electronically.

Please  do  not  hesitate  to  contact  the  undersigned  at  (202)  261-3364  if  you have any questions regarding this filing.

Very truly yours,

/s/ Patrick W.D. Turley

21867468.1.BUSINESS